Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Prepayments on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,576,187	$ 3,806,602
Prepayments and additions during the period, net	1,015,971	742,076
Interest paid and capitalized during the period	60,921	60,826
Prepayments and capitalized interest applied to the purchase of flight equipment	(853,907)	(911,686)
Prepayments on flight equipment at end of period	$ 3,799,172	$ 3,697,818